Nov. 17, 2023
Subversive Cannabis ETF | Subversive Cannabis ETF
LGLZ
Subversive Cannabis ETF
Effective immediately, the “Principal Investment Risks” section within the summary prospectus and statutory prospectus is hereby revised to include the following:
Subversive Cannabis ETF | Concentrated Portfolio Risk [Member]

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other ETFs. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.